1

QUARTERLY REPORT

		Shares	Fair Value
97.76%	COMMON STOCKS

8.43%	COMMUNICATION SERVICES
	Alphabet, Inc. - Class A*	423	1,225,448
	Meta Platforms, Inc.*	6,650	2,236,727
	Netflix.Com Inc.*	3,118	1,878,408
	T-Mobile US, Inc.*	9,643	1,118,395
			6,458,978

19.19%	CONSUMER DISCRETIONARY
	Amazon.Com, Inc.*	588	1,960,592
	Expedia Group, Inc.*	7,306	1,320,340
	Genuine Parts Co.	10,417	1,460,463
	Hilton Worldwide Holdings, Inc.*	16,721	2,608,309
	Marriott International, Class A*	12,136	2,005,353
	MGM Resorts International	18,298	821,214
	Royal Caribbean Cruises*	10,738	825,752
	Tesla, Inc.*	3,499	3,697,673
			14,699,696

9.02%	CONSUMER STAPLES
	The Coca-Cola Co.	25,014	1,481,079
	Conagra Brands, Inc.	58,445	1,995,897
	McCormick & Co.	11,261	1,087,925
	Pepsico, Inc.	13,479	2,341,437
			6,906,338

3.52%	ENERGY
	Devon Energy Corp.	13,944	614,233
	Exxon Mobil Corp.	34,041	2,082,969
			2,697,202

4.33%	FINANCIALS
	Coinbase Global, Inc.*	1,302	328,586
	Grayscale Bitcoin Trust *	42,944	1,470,832
	Silvergate Capital Corp.*	10,218	1,514,308
			3,313,726

13.79%	HEALTH CARE
	Abbvie, Inc.	14,406	1,950,572
	Amgen, Inc.	10,211	2,297,169
	Anthem, Inc.	4,594	2,129,503

ALPHA DOG ETF

Schedule of InvestmentsDecember 31, 2021 (Unaudited)

QUARTERLY REPORT

ALPHA DOG ETF

Schedule of Investments - continuedDecember 31, 2021 (Unaudited)

		Shares	Fair Value
	Eli Lilly and Company	7,781	2,149,268
	Johnson & Johnson	11,904	2,036,417
			10,562,929

17.07%	INDUSTRIALS
	Carlisle Companies, Inc.	5,945	1,475,073
	Caterpillar, Inc.	10,871	2,247,471
	CSX Corp.	50,895	1,913,652
	W. W. Grainger, Inc.	2,911	1,508,597
	Honeywell International, Inc.	9,168	1,911,620
	Johnson Controls International plc	24,939	2,027,790
	Northrop Grumman Corp.	3,316	1,283,524
	Uber Technologies, Inc.*	16,738	701,824
			13,069,551

17.73%	INFORMATION TECHNOLOGY
	Advanced Micro Devices, Inc.*	6,692	962,979
	Apple, Inc.	17,116	3,039,288
	Microsoft Corp.	7,068	2,377,110
	NVIDIA Corp.	10,759	3,164,329
	Paypal Holdings, Inc.*	10,249	1,932,756
	Salesforce.Com, Inc.*	2,212	562,136
	Visa, Inc.	7,122	1,543,409
			13,582,007

4.68%	REAL ESTATE
	American Tower Corp.	7,049	2,061,833
	Crown Castle International Corp.	7,280	1,519,627
			3,581,460

97.76%	TOTAL COMMON STOCKS		74,871,887

0.05%	MONEY MARKET FUNDS
	Dreyfus Treasury Securities Cash Management 0.01%**	38,761	38,761

97.81%	TOTAL INVESTMENTS		74,910,648
2.19%	Other assets, net of liabilities		1,676,557
100.00%	NET ASSETS		$76,587,205

*Non-income producing

**Effective 7 day yield as of December 31, 2021

QUARTERLY REPORT

ALPHA DOG ETF

Schedule of Investments - continuedDecember 31, 2021 (Unaudited)

OPTIONS WRITTEN

CALL OPTIONS

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Eli Lilly and Company	50,000	$(1,381,100,000)	$280.00	1/14/2022	$(22,500)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment.

Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2021:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks	$74,871,887	$—	$—	$74,871,887
Money Market Funds	38,761			38,761
Total Investments	$74,910,648	$—	$—	$74,910,648
Options Written		$(22,500)		$(22,500)

QUARTERLY REPORT

ALPHA DOG ETF

Schedule of Investments - continuedDecember 31, 2021 (Unaudited)

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2021.

At December 31, 2021 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $72,555,719 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$3,581,916
Gross unrealized depreciation	(1,249,486)
Net unrealized appreciation	$2,332,429